IntraNav Acquisition - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 09, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Goodwill, net	$ 0	$ 7,673,000		$ 6,588,000
IntraNav
Business Acquisition [Line Items]
Cash consideration			$ 1,100,000
Goodwill, net			$ 482,000
Total acquisition costs	$ 209,036